Lease (Details) - Schedule of Operating Lease - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 84,892	$ 461,399
Operating lease liabilities - current	65,115	208,926
Operating lease liabilities - non-current	39,634	250,178
Total operating lease liabilities	$ 104,749	$ 459,104